Subordinated liabilities - Subordinated liabilities (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Opening balance as at 1 January	£ 41,875	£ 35,903
Issuances	5,379	11,222
Redemptions	(2,371)	(5,067)
Other	(1,662)	(183)
Closing balance	43,221	41,875
Total subordinated liabilities	43,771	42,412
At fair value
Disclosure of detailed information about borrowings [line items]
Opening balance as at 1 January	537
Closing balance	£ 550	£ 537